Profit Before Income Tax Expenses - Schedule of Income Before Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Before Tax Expenses [Abstract]
Depreciation of property, plant and equipment	$ 115,934	$ 116,528	$ 115,810
Amortisation of right-of-use assets	171,543	157,428	182,543
Directors’ remuneration	124,998	186,113	222,347
Staff costs (excluding directors’ remuneration):
Salaries and other benefits	574,017	264,972	418,370
Staff welfare	5,349	3,105	5,830
Defined contribution retirement plan contributions	19,981	11,608	20,216
Total staff costs	$ 599,347	$ 279,685	$ 444,416